Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Financial Assets Carried at Fair Value

The following table provides information as of December 31, 2025 and 2024 about the Plan’s financial assets carried at fair value on a recurring basis.

2025	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs
(In thousands)	(Level 1)	(Level 2)	Total
Assets at fair value:
Common stock	$775,757	$—	$775,757
Pooled separate accounts:
Fixed maturities	—	307,268	307,268
Equity securities	—	10,218,818	10,218,818
Total assets at fair value	$775,757	$10,526,086	$11,301,843

2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs
(In thousands)	(Level 1)	(Level 2)	Total
Assets at fair value:
Common stock	$885,305	$—	$885,305
Pooled separate accounts:
Fixed maturities	—	278,518	278,518
Equity securities	—	9,362,630	9,362,630
Total assets at fair value	$885,305	$9,641,148	$10,526,453